Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Compensation of Key Management Personnel
Compensation of key management personnel

	Year ended December 31,
	2016	2017	2018
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$1,896	$2,376	$2,348
Share-based payment expense for the year	490	1,043	1,397
Board members fees to non-executive members	188	190	199
Total compensation expense for key management personnel	$2,574	$3,609	$3,944